Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share

Note 11. Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
		(As Restated)		(As Restated)
Numerator:
Net loss	$(8,353)	$(6,716)	$(26,903)	$(19,541)
Denominator:
Weighted average common shares outstanding, basic and diluted	38,449	37,657	38,305	37,494

Net loss per share, basic and diluted	$(0.22)	$(0.18)	$(0.70)	$(0.52)

As the Company was in a net loss position for all periods listed in the table below, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Stock options	453	1,883	781	910
RSUs	306	1,278	748	1,100
Estimated ESPP purchases	12	18	9	24
Total dilutive shares	771	3,179	1,538	2,034

Note 12. Net Loss Per Share

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31,
	2023	2022	2021
	(As Restated)	(As Restated)	(As Restated)
Numerator:
Net loss	$(28,354)	$(99,574)	$(55,548)
Denominator:
Weighted average common shares outstanding, basic and diluted	37,594	36,991	35,997

Net loss per share, basic and diluted	$(0.75)	$(2.69)	$(1.54)

As the Company was in a net loss position, the following common share equivalents (calculated on a weighted average basis) were excluded from the calculation of diluted net loss per share (in thousands):

	Year Ended December 31,
	2023	2022	2021
Stock options	2,783	446	2,305
Common stock and RSUs	1,512	702	531
Estimated ESPP purchases	23	52	8
Total dilutive shares	4,318	1,200	2,844